Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Purchase Commitment Related to the Purchase

The Group has future minimum purchase commitment related to the purchase of data. As of December 31, 2025, the purchase commitment contracted for are analyzed as follows:

Year	(In thousands)
Less than one year	5,109
Two to five years	3,962
Total	9,071

Schedule of Commitments for Lease Ancillary Services Fees

The Group also has commitments including commitments for lease ancillary services fees. As of December 31, 2025, these commitments are analyzed as follows:

Year	(In thousands)
Less than one year	268
Two to five years	29
Total	297